6 Staff costs (Details 1) - Number	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
StaffCostsLineItems [Line Items]
Average number of staff employee	65	85	85
Research And Development [Member]
StaffCostsLineItems [Line Items]
Average number of staff employee	52	63	62
General And Administration [Member]
StaffCostsLineItems [Line Items]
Average number of staff employee	13	16	17
Sales And Marketing [Member]
StaffCostsLineItems [Line Items]
Average number of staff employee		6	6